MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Amortized cost	$ 19,345	$ 23,728
Unrealized gains	127	361
Fair Value	19,472	24,089
Corporate Debt Securities [Member] | Maturing Within One Year [Member]
Amortized cost	19,119	7,625
Unrealized gains	127	62
Fair Value	19,246	7,687
Corporate Debt Securities [Member] | Maturing Between One to Two Years [Member]
Amortized cost		15,762
Unrealized gains		299
Fair Value		16,061
Accured Interest [Member]
Amortized cost	226	341
Unrealized gains	0	0
Fair Value	$ 226	$ 341